6. SENIOR DEBT: Schedule of Senior Debt (Tables)	12 Months Ended
Dec. 31, 2021
Tables/Schedules
Schedule of Senior Debt

	Weighted
	Average	Maximum	Average	Weighted
	Interest	Amount	Amount	Average
Year Ended	Rate at End	Outstanding	Outstanding	Interest Rate
December 31	of Year	During Year	During Year	During Year (1)
	(In thousands, except % data)

2021:
Bank Borrowings	3.50%	$ 119,304	$ 68,080	4.83%
Senior Demand Notes	1.91	103,979	95,143	1.90
Commercial Paper	3.46	550,929	491,431	3.48
All Categories	3.24	715,207	654,654	3.39

2020:
Bank Borrowings	3.50%	$ 123,256	104,206	4.38%
Senior Demand Notes	1.90	87,413	82,509	1.90
Commercial Paper	3.45	431,314	407,156	3.48
All Categories	3.25	636,784	593,871	3.42

2019:
Bank Borrowings	4.45%	$ 111,350	$ 73,307	5.60%
Senior Demand Notes	1.89	76,204	73,498	1.87
Commercial Paper	3.47	402,651	389,597	3.38
All Categories	3.45	590,205	536,402	3.48